Annual Fund Operating Expenses - Class R R4 and Class I3 - Transamerica International Equity	Mar. 01, 2021
R4
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual fund operating expenses	1.02%
R
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.05%
Total annual fund operating expenses	1.26%
I3
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Total annual fund operating expenses	0.77%